11. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operations rent expenses	$ 23,916	$ 71,366